Subsequent events (Details) (USD $)				1 Months Ended							1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Convertible Notes Issued May 9, 2012 [Member]	Sep. 30, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] Equity Issuance Transaction One [Member]	Aug. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction One [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction One [Member]	Sep. 09, 2013 Subsequent Event [Member] Equity Issuance Transaction One [Member]	Aug. 15, 2013 Subsequent Event [Member] Equity Issuance Transaction One [Member]	Jul. 09, 2013 Subsequent Event [Member] Equity Issuance Transaction One [Member]	Aug. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Two [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Two [Member]	Aug. 15, 2013 Subsequent Event [Member] Equity Issuance Transaction Two [Member]	Jul. 09, 2013 Subsequent Event [Member] Equity Issuance Transaction Two [Member]	Aug. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Three [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Three [Member]	Aug. 15, 2013 Subsequent Event [Member] Equity Issuance Transaction Three [Member]	Jul. 22, 2013 Subsequent Event [Member] Equity Issuance Transaction Three [Member]	Aug. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Four [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Four [Member]	Aug. 15, 2013 Subsequent Event [Member] Equity Issuance Transaction Four [Member]	Jul. 22, 2013 Subsequent Event [Member] Equity Issuance Transaction Four [Member]	Aug. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Five [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Five [Member]	Aug. 15, 2013 Subsequent Event [Member] Equity Issuance Transaction Five [Member]	Jul. 22, 2013 Subsequent Event [Member] Equity Issuance Transaction Five [Member]	Aug. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Six [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Six [Member]	Aug. 15, 2013 Subsequent Event [Member] Equity Issuance Transaction Six [Member]	Jul. 25, 2013 Subsequent Event [Member] Equity Issuance Transaction Six [Member]	Aug. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Seven [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Seven [Member]	Aug. 15, 2013 Subsequent Event [Member] Equity Issuance Transaction Seven [Member]	Jul. 25, 2013 Subsequent Event [Member] Equity Issuance Transaction Seven [Member]	Aug. 31, 2013 Subsequent Event [Member] Equity Issuance Transaction Eight [Member]	Aug. 22, 2013 Subsequent Event [Member] Equity Issuance Transaction Eight [Member]	Jul. 31, 2013 Subsequent Event [Member] Promissory Note Issued April 16, 2013 [Member]	Jul. 23, 2013 Subsequent Event [Member] Promissory Note Issued April 16, 2013 [Member]	Apr. 16, 2013 Subsequent Event [Member] Promissory Note Issued April 16, 2013 [Member]	Jul. 31, 2013 Subsequent Event [Member] Convertible Notes Issued January 4, 2012 [Member]	Jul. 09, 2013 Subsequent Event [Member] Convertible Notes Issued January 4, 2012 [Member]	Jul. 01, 2013 Subsequent Event [Member] Convertible Notes Issued January 4, 2012 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 47,500																																	$ 15,000			$ 5,000			$ 15,000
Value of restricted shares issued					9,500	20,400	40,000				10,892	11,102			349,172	5,540			5,000	81,600			8,500	45,000			300	10,000			16,268	10,000			6,298		600
Number of restricted shares issued					2,500,000	12,000,000	10,000,000				6,407,252	10,092,748			3,441,720	6,924,476			100,000	102,000,000			5,000,000	9,000,000			10,000	2,000,000			20,334,792	2,000,000			7,496,036		1,000,000
Shares issued, price per share								$ 0.0038	$ 0.0017	$ 0.004			$ 0.0017	$ 0.0011			$ 0.10	$ 0.0012			$ 0.05	$ 0.0008			$ 0.0017	$ 0.005			$ 0.03	$ 0.005			$ 0.0012	$ 0.005		$ 0.00084		$ 0.006			$ 0.005
Common stock issued for convertible note agreement																																								16,625
Common stock issued for convertible note agreement, shares																																								3,325,000
Accrued interest payable	50,960		11,564																																							1,625
Stock payable	73,311	34,985																																					1,000,000
Total amount of debt settled				$ 200,000